Business developments (Details 2) (CHF)	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Subsequent Event NCFE-related litigation	Jul. 31, 2012 Aberdeen Asset Management PLC	Dec. 31, 2012 ETF business	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2010 Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income/(loss) from discontinued operations	0	0	(19,000,000)				0	0	(19,000,000)
Other investments	749,000,000	457,000,000	170,000,000		384,000,000		752,000,000	330,000,000	120,000,000
Other revenues	2,548,000,000	1,820,000,000	1,429,000,000				2,490,000,000	1,759,000,000	1,310,000,000
Assets under management relating to business held for sale						16,100,000,000
Increases in litigation accruals				227,000,000
After-tax impact to net income				134,000,000